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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-01466

                            Pioneer Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  November 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Fund

 Schedule of Investments  9/30/11 (unaudited)

 Shares

 Value

 COMMON STOCKS - 99.9%

 Energy - 11.9%

 Coal & Consumable Fuels - 0.3%

 472,831

 Consol Energy, Inc.

 $

 16,043,156

 Integrated Oil & Gas - 6.4%

 1,855,710

 Chevron Corp.

 $

 171,690,289

 1,225,769

 ConocoPhillips, Inc.

 77,615,693

 962,321

 Exxon Mobil Corp.

 69,893,374

 818,099

 Hess Corp.

 42,917,474

 $

 362,116,830

 Oil & Gas Drilling - 0.8%

 783,948

 Ensco Plc

 $

 31,695,018

 344,982

 Helmerich & Payne, Inc.

 14,006,269

 $

 45,701,287

 Oil & Gas Equipment & Services - 1.5%

 493,900

 Cameron International Corp. *

 $

 20,516,606

 985,662

 McDermott International, Inc. *

 10,605,723

 887,096

 Schlumberger, Ltd. (b)

 52,986,244

 $

 84,108,573

 Oil & Gas Exploration & Production - 2.6%

 1,109,364

 Apache Corp.

 $

 89,015,367

 458,333

 Devon Energy Corp.

 25,409,982

 1,429,209

 Marathon Oil Corp.

 30,842,330

 $

 145,267,679

 Oil & Gas Refining & Marketing - 0.3%

 714,604

 Marathon Petroleum Corp.

 $

 19,337,184

 Total Energy

 $

 672,574,709

 Materials - 5.6%

 Aluminum - 0.5%

 3,012,994

 Alcoa, Inc. (b)

 $

 28,834,353

 Diversified Chemical - 0.8%

 1,074,838

 E.I. du Pont de Nemours and Co.

 $

 42,961,275

 Diversified Metals & Mining - 2.6%

 1,261,647

 Freeport-McMoRan Copper & Gold, Inc. (Class B)

 $

 38,417,151

 2,405,015

 Rio Tinto Plc

 108,552,045

 $

 146,969,196

 Fertilizers & Agricultural Chemicals - 0.2%

 280,200

 The Mosaic Co.

 $

 13,721,394

 Industrial Gases - 0.8%

 741,415

 Airgas, Inc.

 $

 47,317,105

 Specialty Chemicals - 0.7%

 776,011

 Ecolab, Inc. (b)

 $

 37,939,178

 Total Materials

 $

 317,742,501

 Capital Goods - 9.6%

 Aerospace & Defense - 2.7%

 909,273

 General Dynamics Corp.

 $

 51,728,541

 462,571

 Lockheed Martin Corp. (b)

 33,601,157

 977,776

 United Technologies Corp.

 68,796,319

 $

 154,126,017

 Construction & Farm Machinery & Heavy Trucks - 3.4%

 594,874

 Caterpillar, Inc.

 $

 43,925,496

 848,968

 Deere & Co.

 54,817,864

 2,801,990

 PACCAR, Inc.

 94,763,302

 $

 193,506,662

 Electrical Component & Equipment - 1.3%

 1,104,532

 Emerson Electric Co.

 $

 45,628,217

 546,155

 Rockwell International Corp.

 30,584,680

 $

 76,212,897

 Industrial Conglomerates - 1.5%

 655,662

 3M Co. (b)

 $

 47,069,975

 2,316,305

 General Electric Co.

 35,300,488

 $

 82,370,463

 Industrial Machinery - 0.7%

 463,261

 Illinois Tool Works, Inc.

 $

 19,271,658

 315,362

 Parker Hannifin Corp.

 19,908,803

 $

 39,180,461

 Total Capital Goods

 $

 545,396,500

 Transportation - 4.5%

 Railroads - 4.5%

 1,281,360

 Canadian National Railway Co.

 $

 85,312,949

 2,824,709

 Norfolk Southern Corp.

 172,363,743

 $

 257,676,692

 Total Transportation

 $

 257,676,692

 Automobiles & Components - 3.5%

 Auto Parts & Equipment - 2.7%

 183,874

 Autoliv, Inc. (b)

 $

 8,917,889

 689,963

 BorgWarner, Inc. *

 41,763,460

 3,802,683

 Johnson Controls, Inc.

 100,276,751

 $

 150,958,100

 Automobile Manufacturers - 0.8%

 5,008,640

 Ford Motor Corp. * (b)

 $

 48,433,549

 Total Automobiles & Components

 $

 199,391,649

 Consumer Durables & Apparel - 1.3%

 Apparel, Accessories & Luxury Goods - 1.3%

 1,379,926

 Coach, Inc.

 $

 71,521,565

 Total Consumer Durables & Apparel

 $

 71,521,565

 Consumer Services - 0.2%

 Restaurants - 0.2%

 276,500

 Yum! Brands, Inc.

 $

 13,656,335

 Total Consumer Services

 $

 13,656,335

 Media - 4.2%

 Publishing - 4.2%

 3,444,296

 John Wiley & Sons, Inc.

 $

 152,995,628

 2,092,262

 McGraw-Hill Co., Inc.

 85,782,742

 $

 238,778,370

 Total Media

 $

 238,778,370

 Retailing - 4.7%

 Department Stores - 2.0%

 617,165

 Kohl's Corp. (b)

 $

 30,302,802

 1,001,200

 Macy's Inc.

 26,351,584

 1,237,787

 Nordstrom, Inc.

 56,542,110

 $

 113,196,496

 General Merchandise Stores - 1.9%

 2,251,941

 Target Corp.

 $

 110,435,187

 Home Improvement Retail - 0.8%

 2,282,004

 Lowe's Companies, Inc.

 $

 44,133,957

 Total Retailing

 $

 267,765,640

 Food & Drug Retailing - 3.0%

 Drug Retail - 1.6%

 2,813,571

 Walgreen Co.

 $

 92,538,350

 Food Distributors - 0.8%

 1,707,560

 Sysco Corp. (b)

 $

 44,225,804

 Hypermarkets & Supercenters - 0.6%

 640,232

 Wal-Mart Stores, Inc.

 $

 33,228,041

 Total Food & Drug Retailing

 $

 169,992,195

 Food, Beverage & Tobacco - 5.2%

 Packaged Foods & Meats - 5.2%

 1,797,058

 General Mills, Inc.

 $

 69,132,821

 1,485,146

 H.J. Heinz Co., Inc.

 74,970,170

 1,897,399

 Hershey Foods Corp.

 112,401,917

 1,162,588

 Kraft Foods, Inc.

 39,039,705

 $

 295,544,613

 Total Food, Beverage & Tobacco

 $

 295,544,613

 Household & Personal Products - 3.3%

 Household Products - 2.4%

 298,951

 Clorox Co.

 $

 19,829,420

 1,317,337

 Colgate-Palmolive Co.

 116,821,445

 $

 136,650,865

 Personal Products - 0.9%

 572,965

 Estee Lauder Co.

 $

 50,329,246

 Total Household & Personal Products

 $

 186,980,111

 Health Care Equipment & Services - 8.6%

 Health Care Distributors - 0.4%

 519,744

 Cardinal Health, Inc.

 $

 21,766,879

 Health Care Equipment - 7.4%

 868,081

 Baxter International, Inc.

 $

 48,734,067

 1,518,215

 Becton, Dickinson & Co. (b)

 111,315,524

 938,941

 C. R. Bard, Inc. (b)

 82,194,895

 640,680

 Covidien, Ltd.

 28,253,988

 631,728

 Medtronic, Inc.

 20,998,639

 4,301,967

 Smith & Nephew Plc

 39,123,519

 1,490,419

 St. Jude Medical, Inc.

 53,938,264

 739,246

 Stryker Corp. (b)

 34,840,664

 $

 419,399,560

 Health Care Services - 0.3%

 353,692

 Medco Health Solutions, Inc. *

 $

 16,584,618

 Managed Health Care - 0.5%

 613,800

 United Healthcare Group, Inc.

 $

 28,308,456

 Total Health Care Equipment & Services

 $

 486,059,513

 Pharmaceuticals & Biotechnology - 4.7%

 Biotechnology - 0.7%

 744,270

 Amgen, Inc.

 $

 40,897,637

 Pharmaceuticals - 4.0%

 1,577,749

 Abbott Laboratories, Inc.

 $

 80,686,084

 825,824

 Eli Lilly & Co.

 30,530,713

 725,000

 Hospira, Inc. *

 26,825,000

 727,027

 Merck & Co., Inc.

 23,781,053

 2,759,853

 Pfizer, Inc.

 48,794,201

 429,307

 Teva Pharmaceutical Industries, Ltd.

 15,978,807

 $

 226,595,858

 Total Pharmaceuticals & Biotechnology

 $

 267,493,495

 Banks - 3.0%

 Diversified Banks - 1.9%

 1,143,822

 Comerica, Inc.

 $

 26,273,591

 2,169,852

 U.S. Bancorp

 51,078,316

 1,328,869

 Wells Fargo  & Co.

 32,052,320

 $

 109,404,227

 Regional Banks - 1.1%

 2,956,985

 KeyCorp

 $

 17,534,921

 941,380

 PNC Bank Corp.

 45,365,102

 $

 62,900,023

 Total Banks

 $

 172,304,250

 Diversified Financials - 6.5%

 Asset Management & Custody Banks - 4.6%

 709,676

 Franklin Resources, Inc. (b)

 $

 67,873,413

 1,064,084

 Northern Trust Corp.

 37,221,658

 1,577,059

 State Street Corp.

 50,718,217

 1,492,975

 T. Rowe Price Associates, Inc.

 71,319,416

 1,921,243

 The Bank of New York Mellon Corp. (b)

 35,715,907

 $

 262,848,611

 Consumer Finance - 0.9%

 649,157

 American Express Co.

 $

 29,147,149

 1,038,300

 Discover Financial Services LLC

 23,818,602

 $

 52,965,751

 Diversified Finance Services - 0.4%

 684,604

 J.P. Morgan Chase & Co.

 $

 20,620,272

 Specialized Finance - 0.6%

 98,566

 CME Group, Inc.

 $

 24,286,662

 74,500

 Intercontinental Exchange, Inc. *

 8,810,370

 $

 33,097,032

 Total Diversified Financials

 $

 369,531,666

 Insurance - 3.0%

 Property & Casualty Insurance - 3.0%

 2,314,728

 Chubb Corp.

 $

 138,860,533

 591,397

 The Travelers Companies, Inc.

 28,818,776

 $

 167,679,309

 Total Insurance

 $

 167,679,309

 Software & Services - 5.0%

 Application Software - 0.5%

 1,222,615

 Adobe Systems, Inc. *

 $

 29,550,605

 Data Processing & Outsourced Services - 2.0%

 1,142,579

 Automatic Data Processing, Inc.

 $

 53,872,600

 694,874

 DST Systems, Inc.

 30,456,327

 543,346

 Fiserv, Inc. *

 27,585,676

 $

 111,914,603

 Internet Software & Services - 0.4%

 762,100

 eBAY, Inc. *

 $

 22,474,329

 IT Consulting & Other Services - 0.9%

 297,177

 IBM Corp.

 $

 52,014,890

 Systems Software - 1.2%

 1,182,794

 Microsoft Corp.

 $

 29,439,743

 443,548

 Oracle Corp.

 12,747,570

 1,675,300

 Symantec Corp. *

 27,307,390

 $

 69,494,703

 Total Software & Services

 $

 285,449,130

 Technology Hardware & Equipment - 4.1%

 Communications Equipment - 1.7%

 2,023,474

 Cisco Systems, Inc.

 $

 31,343,612

 1,730,700

 Juniper Networks, Inc. *

 29,871,882

 352,021

 Motorola Solutions, Inc.

 14,749,680

 492,831

 Qualcomm, Inc.

 23,966,372

 $

 99,931,546

 Computer Hardware - 0.6%

 1,560,107

 Hewlett-Packard Co.

 $

 35,024,402

 Computer Storage & Peripherals - 0.3%

 447,500

 NETAPP Inc. *

 $

 15,183,675

 Office Electronics - 1.5%

 1,839,097

 Canon, Inc. (A.D.R.)  (b)

 $

 83,237,530

 Total Technology Hardware & Equipment

 $

 233,377,153

 Semiconductors - 4.6%

 Semiconductor Equipment - 1.1%

 2,953,535

 Applied Materials, Inc.

 $

 30,569,087

 931,450

 ASM Lithography Holdings NV (b)

 32,172,283

 $

 62,741,370

 Semiconductors - 3.5%

 739,246

 Altera Corp.

 $

 23,308,426

 1,675,625

 Analog Devices, Inc.

 52,363,281

 2,836,242

 Intel Corp. (b)

 60,497,042

 2,319,755

 Texas Instruments, Inc.

 61,821,471

 $

 197,990,220

 Total Semiconductors

 $

 260,731,590

 Telecommunication Services - 1.8%

 Integrated Telecommunication Services - 1.8%

 2,267,022

 AT&T Corp.

 $

 64,655,467

 1,011,591

 Verizon Communications, Inc.

 37,226,549

 $

 101,882,016

 Total Telecommunication Services

 $

 101,882,016

 Utilities - 1.4%

 Electric Utilities - 0.8%

 1,075,751

 Southern Co.

 $

 45,579,570

 Multi-Utilities - 0.6%

 931,549

 Public Service Enterprise Group, Inc.

 $

 31,085,790

 Total Utilities

 $

 76,665,360

 TOTAL COMMON STOCKS

 Principal

 (Cost  $3,880,202,455)

 $

 5,658,194,362

 Amount ($)

 TEMPORARY CASH INVESTMENTS - 2.8%

 Securities Lending Collateral  - 2.8% (c)

 Certificates of Deposit:

 3,704,627

 Bank of Montreal Chicago, 0.18%, 10/20/11

 $

 3,705,980

 3,705,782

 Bank of Montreal Chicago, 0.38%, 9/26/12

 3,705,980

 3,704,308

 Bank of Nova Scotia, 0.32%, 6/11/12

 3,705,980

 927,078

 Bank of Nova Scotia Houston, 0.54%, 6/11/12

 927,341

 4,630,011

 Canadian Imperial Bank of Commerce NY, 0.21%, 10/3/11

 4,632,475

 4,629,899

 Dnb Nor Bank ASA NY, 0.22%, 11/14/11

 4,632,192

 4,166,797

 JPMorgan Chase Bank NA, 0.28%, 5/18/12

 4,169,227

 2,314,944

 National Australia Bank NY, 0.27%, 10/19/11

 2,316,228

 3,242,397

 National Australia Bank NY, 0.31%, 1/9/12

 3,242,732

 5,095,087

 RaboBank nederland, 0.32%, 4/2/12

 5,096,270

 2,315,518

 Royal Bank of Canada NY, 0.48%, 9/10/12

 2,316,237

 4,627,733

 Skandinav Enskilda Bank NY, 0.33%, 11/9/11

 4,632,574

 1,851,526

 Wachovia Corp., 0.38%, 10/15/11

 1,853,049

 1,389,859

 Wachovia Corp., 0.48%, 3/1/12

 1,390,410

 4,631,395

 Westpac Banking Corp., NY, 0.33%, 12/6/11

 4,632,475

 $

 50,959,150

 Commercial Paper:

 1,851,740

 American Honda Finance, 0.30%, 1/11/12

 $

 1,852,990

 1,108,009

 Chariot Funding LLC, 0.16%, 10/17/11

 1,108,009

 3,705,914

 Chariot Funding LLC, 0.16%, 10/5/11

 3,705,914

 3,242,489

 Chariot Funding LLC, 0.15%,  10/19/11

 3,242,489

 1,481,543

 Commonwealth Bank of Australia, 0.28%,  12/15/11

 1,481,543

 2,822,758

 Commonwealth Bank of Australia, 0.39%, 2/23/12

 2,822,758

 2,316,114

 Falcon Asset Securitization Co., LLC, 0.16%, 10/13/11

 2,316,114

 4,632,351

 Falcon Asset Securitization Co., LLC, 0.16%, 10/7/11

 4,632,351

 2,125,915

 Federal Farm Credit, 0.18%, 8/20/12

 2,126,374

 3,332,579

 General Electric Capital Corp., 0.37%, 4/10/12

 3,335,360

 462,572

 General Electric Capital Corp., 0.42%, 7/27/12

 462,930

 509,441

 General Eletric Capital Corp., 0.48%, 11/21/11

 509,712

 2,316,213

 National Australia Funding Delaware, Inc., 0.19%, 10/3/11

 2,316,213

 4,167,467

 Nestle Capital Corp., 0.19%, 12/20/11

 4,167,467

 3,703,097

 Nordea NA, 0.28%, 1/9/12

 3,703,097

 2,970,009

 Old Line Funding LLC, 0.17%, 10/5/11

 2,970,009

 1,389,703

 Old Line Funding LLC, 0.17%, 10/7/11

 1,389,703

 3,705,504

 Procter & Gamble, 0.14%, 11/3/11

 3,705,504

 2,314,486

 Royal Bank of Canada, 0.30%, 4/30/12

 2,316,237

 2,779,236

 Sanofi Aventis SA, 0.17%, 10/20/11

 2,779,236

 1,028,868

 Straight-a Funding LLC, 0.19%, 12/9/2011

 1,028,868

 4,631,363

 Svenska HandelsBanken, 0.38%, 6/29/12

 4,632,475

 2,484,175

 Thunderbay Funding LLC, 0.17%, 10/12/11

 2,484,175

 1,855,640

 Thunderbay Funding LLC, 0.18%, 10/5/2011

 1,855,640

 926,082

 Thunderbay Funding LLC, 0.22%,  12/13/11

 926,082

 1,852,254

 Thunderbay Funding LLC, 0.22%,12/5/11

 1,852,254

 2,316,017

 Variable Funding Capital Co., LLC, 0.19%, 10/19/11

 2,316,017

 2,315,332

 Variable Funding Capital Co., LLC, 0.21%, 12/7/11

 2,315,332

 926,178

 Wells Fargo & Co., 0.34%, 1/24/12

 926,778

 $

 69,281,631

 Tri-party Repurchase Agreements:

 4,632,475

 Merrill Lynch, Inc., 0.04%, dated 9/30/11, repurchase price of

 $4,632,475 plus accrued interest on 10/3/11 collateralized by the following:

 $913,351 U.S. Treasury Bond, 5.0%, 5/15/37

 $3,811,779 U.S. Treasury Note, 1.75%, 5/31/16

 $

 4,632,475

 18,575,854

 RBS Securities, Inc., 0.05%, dated 9/30/11, repurchase price of

 $18,575,854 plus accrued interest on 10/3/11 collateralized by $18,947,819

 Federal Home Loan Mortgage Corp., 0.0%, 3/30/12-6/30/12

 18,575,854

 1,852,990

 Barclays Capital Markets, 0.05%, dated 9/30/11, repurchase price of

 $1,852,990 plus accrued interest on 10/3/11 collateralized by $1,890,050

 U.S. Treasury Notes, 3.125-3.625%, 2/15/21-5/15/21

 1,852,990

 Shares

 $

 25,061,318

 Money Market Mutual Funds:

 6,948,713

 Dreyfus Preferred Money Market Fund

 $

 6,948,713

 6,948,713

 Fidelity Prime Money Market Fund

 6,948,713

 $

 13,897,426

 Total Securities Lending Collateral

 $

 159,199,525

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost  $159,199,525)

 $

 159,199,525

 TOTAL INVESTMENT IN SECURITIES - 102.7%

 (Cost  $4,039,401,980) (a)

 $

 5,817,393,887

 OTHER ASSETS AND LIABILITIES - (2.7)%

 $

 (153,460,272)

 TOTAL NET ASSETS - 100.0%

 $

 5,663,933,615

 (A.D.R.)

 American Depositary Receipt

 *

 Non-income producing security.

 (a)

 At September 30, 2011, the net unrealized gain on investments based on cost for federal income tax purposes of $4,039,401,980 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 1,958,099,497

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (180,107,589)

 Net unrealized gain

 $

 1,777,991,907

 (b)

 At September 30, 2011, the following securities were out on loan:

 Shares

 Security

 Value

         218,900

 3M Co.

 $

 15,714,831

         130,000

 Alcoa, Inc.

 1,244,100

         699,400

 ASM Lithography Holdings NV

 24,157,276

         112,200

 Autoliv, Inc.

 5,441,700

         432,300

 The Bank of New York Mellon Corp.

 8,036,457

           62,600

 C. R. Bard, Inc.

 5,480,004

           28,100

 Becton, Dickinson & Co.

 2,060,292

           40,600

 Canon, Inc. (A.D.R.)

 1,837,550

         768,200

 Ecolab, Inc.

 37,557,298

         165,900

 Ford Motor Corp. *

 1,604,253

           49,700

 Franklin Resources, Inc.

 4,753,308

         112,000

 Intel Corp.

 2,388,960

             9,000

 Kohl's Corp.

 441,900

         457,700

 Lockheed Martin Corp.

 33,247,328

           10,000

 Schlumberger, Ltd.

 597,300

           38,000

 Stryker Corp.

 1,790,940

             4,700

 Sysco Corp.

 121,730

 Total

 $

 146,475,227

 (c)

 Securities lending collateral is managed by Credit Suisse, New York Branch.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of September 30, 2011, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
5,658,194,362

$
-

$
-

$
5,658,194,362

 Temporary Cash Investments

-

145,302,099

-

145,302,099

 Money Market Mutual Funds

13,897,426

-

-

13,897,426

 Total

$
5,672,091,788

$
145,302,099

$
-

$
5,817,393,887

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act
(17 CFR 270.30a-2(a)).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2011

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date November 29, 2011

* Print the name and title of each signing officer under his or her signature.